Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Stock Compensation Expense

The following table summarizes stock option compensation expense for the nine months ended September 30, 2017 and 2016:

	Nine Months Ended September 30,
	2017	2016
Total share-based compensation – stock options	$857	$553
Income tax benefit	348	—
Unrecognized compensation expense	1,074	1,431
Weighted-average amortization period remaining	1.2 years	2.0 years

         The following table summarizes share-based compensation expense for the years ended December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
Total share-based compensation	$899	$1,045
Income tax benefit	360	—
Unrecognized compensation expense	1,752	1,983
Weighted-average amortization period remaining	1.8 years	3.8 years

Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Stock Compensation Expense

The following table summarizes restricted stock compensation expense for the nine months ended September 30, 2017:

Nine Months Ended September 30,
2017
Total share-based compensation - restricted stock	$94
Income tax benefit	38
Unrecognized compensation expense	1,087
Weighted-average amortization period remaining	2.8 years

Omnibus Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Changes in Restricted Shares

The following table discloses the changes in restricted shares for the nine months ended September 30, 2017:

	Omnibus Plan
	Number of Shares	Weighted Average Grant Date Fair Value
Beginning balance	—	$—
Granted	58,900	$20.18
Vested	—	$—
Forfeited	(400)	$20.18
Ending balance outstanding at September 30, 2017	58,500	$20.18

BYB Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair Value Assumptions of Stock Options

The fair values of the stock options were determined using the Black-Scholes-Merton model for Time Options and a Monte Carlo simulation model for Performance Options. The fair values of options under the BYB Plan were determined using the following assumptions as of the grant dates:

	Time Options Grants
	2016	2015
Risk-free interest rate	1.34% - 1.40%	1.68% - 1.85%
Expected term (years)	5.2 - 5.6	5.7 - 6.3
Expected stock price volatility	20.39%	16.18%-16.55%
Expected dividend yield	0.00%	0.00%
Weighted average grant date fair value	$3.55	$2.25

	Performance Options Grants
	2016	2015
Risk-free interest rate	Implied forward rates	Implied forward rates
Expected term (years)	Variable	Variable
Expected stock price volatility	20.34% - 20.39%	16.18%-16.55%
Expected dividend yield	0.00%	0.00%
Weighted average grant date fair value	$3.75	$1.65

        . The fair values of options under the BYB Plan were determined using the following assumptions as of the grant dates:

	Time Options
	2016	2015
Risk-free interest rate	1.34% - 1.40%	1.68% - 1.85%
Expected term (years)	5.2 - 5.6	5.7 - 6.3
Expected stock price volatility	20.39%	16.18% - 16.55%
Expected dividend yield	0.00%	0.00%
Weighted average grant date fair value	$3.55	$2.25

	Performance Options
	2016	2015
Risk-free interest rate	Implied forward rates	Implied forward rates
Expected term (years)	Variable	Variable
Expected stock price volatility	20.34% - 20.39%	16.18% - 16.55%
Expected dividend yield	0.00%	0.00%
Weighted average grant date fair value	$3.75	$1.65

Summary of Activity in shares Subjected to Options and Weighted Average Exercise Prices

The following table discloses the activity in shares subject to options and the weighted average exercise prices, in actual dollars, for the nine months ended September 30, 2017:

	BYB Plan
	Number of Shares	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Contractual Term (in Years)
Beginning balance	1,798,220	$11.95	$15,788	9.8
Granted	—
Expired	—
Exercised	—
Forfeited	—
Ending balance outstanding at September 30, 2017	1,798,220	$11.95	$16,545	7.9
Exercisable at September 30, 2017	835,263	$11.31	$8,310	7.7

        The following table discloses the activity in shares subject to options and the weighted average exercise prices, in actual dollars, for the year ended December 31, 2016:

	BYB Plan
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Beginning balance	1,634,568	$11.35	9.5
Granted	212,400	16.25
Expired	—	—
Exercised	(19,498)	11.18
Forfeited	(29,247)	11.18
Ending balance outstanding at December 31	1,798,223	$11.95	9.8
Exercisable at December 31	628,814	$11.55